SCHEDULE OF OTHER LIABILITY (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Statutory reserve	[1]	$ 15,603	$ 7,112
Other current liability			300,000
Operating lease liability – non-current		151,137	191,314
Total		$ 166,740	$ 498,426

[1]	The statutory reserve is a gratuity reserve for employees in our subsidiaries in India.